Stockholders' Equity - Summary of Share-Based Compensation Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total SG&A	$ 35	$ 70	$ 111	$ 225
Related deferred income tax benefits					$ 0	$ 0	$ 0
Share-based compensation expense					288	218	86
Non-employee Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total SG&A	9	16	27	48
Officer Compensation [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total SG&A	19	33	56	99
Sales, General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total SG&A	$ 7	$ 21	$ 28	$ 78	288	218	86
Sales, General and Administrative [Member] | Non-employee Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total SG&A					62	47	19
Sales, General and Administrative [Member] | Officer Compensation [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total SG&A					130	97	39
Sales, General and Administrative [Member] | Others [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total SG&A					$ 96	$ 74	$ 28